Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payments
Schedule of total charge to the profit or loss

	2025	2024	2023
	$’m	$’m	$’m

Administrative expenses	29.1	27.8	13.3

Schedule of movements in the number of share options outstanding

	2025	2024
	Omnibus	Omnibus
	plan	plan
	000’s	000’s

Authorized	15,263	10,470

Issued
At January 1	9,264	4,130
Issued	6,255	6,340
Forfeited	(371)	(321)
Exercised during the year	(2,338)	(885)
At December 31	12,810	9,264

Schedule of weighted-average remaining contractual life

	2025		2024
	Weighted	Number of	Weighted	Number of
	average	awards in force	average	awards in force
	remaining	at year end	remaining	at year end
	contractual life(a)		contractual life(a)
Year of grant
2022	—	—	0.26	1,266,575
2023	0.21	1,529,822	1.16	1,734,542
2024	1.02	5,378,118	1.86	6,263,368
2025	1.93	5,901,659	—	—
		12,809,599		9,264,485
(a)	The contractual remaining life has been determined using vesting dates as all awards are expected to be exercised on vesting date.